Fair value measurement	9 Months Ended
Sep. 30, 2019
Fair value measurement
Fair value measurement
4 .	Fair value measurement
As of December 31, 2018 and September 30, 2019, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,373	1,373	—	—
Restricted cash	3,239,613	—	3,239,613	—
Short-term investments
Wealth management products	1,934,820	—	1,934,820	—
Investment securities
Listed equity securities	15,901,573	15,901,573	—	—

Total assets	21,077,379	15,902,946	5,174,433	—

		Fair value measurement at reporting date using
Description	Fair value as of September 30, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	5,554,829	5,554,829	—	—
Restricted cash	2,634,589	—	2,634,589	—
Short-term investments
Wealth management products	24,465,240	—	24,465,240	—
Investment securities
Listed equity securities	15,707,634	15,707,634	—	—

Total assets	48,362,292	21,262,463	27,099,829	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its unaudited interim condensed consolidated balance sheets at fair value on a recurring basis.
Cash equivalents
Money market funds. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
Restricted cash
Restricted cash is valued based on the pervasive interest rates in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
Short-term investments
Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The wealth management products usually have short original maturities of less than 1 year, the carrying value approximates to fair value.
As of December 31, 2018 and September 30, 2019, gross unrealized gains of RMB627 and RMB38,210 were recorded on wealth management products, respectively. No impairment charges were recorded for the nine months ended September 30, 2018 and 2019, respectively.
Investment securities
Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. Unrealized gains and losses are recognized in others, net in the unaudited interim condensed consolidated statements of operations and comprehensive income.
The following table summarizes the carrying value and fair value of the investment securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	RMB	RMB	RMB	RMB
December 31, 2018	16,071,098	3,952,704	(4,122,229)	15,901,573

September 30, 2019	16,560,645	2,056,040	(2,909,051)	15,707,634
In 2017, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB
5,000,000
, and held approximately 2.4% of China Unicom’s equity interest. As of September 30, 2019, the accumulated
unrealized loss related to the investment in China Unicom was RMB600,293 (as of December 31, 2018: RMB1,215,227).
In 2017, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB
2,794,547
and held approximately 5.5% of Vipshop’s equity interest. In 2018 and 2019,
the Group purchased additional shares with a total amount of RMB
1,121,792
. As of September 30, 2019, the
accumulated

unrealized loss related to the investment in Vipshop was RMB729,198 (as of December 31, 2018: RMB2,004,447).
In 2017, the Group invested in Farfetch.com Limited (“Farfetch”) with the total consideration of RMB
2,713,285
, this investment was accounted as cost method investment as of December 31, 2017. On September 21, 2018, Farfetch completed its initial public offering
(“IPO”)
on New York Stock Exchange. Concurrently with Farfetch’s IPO, the Group purchased additional shares with a total amount of RMB
186,155
, and started to account for the investment at fair value. As of September 30, 2019, the accumulated

unrealized loss related to the investment in Farfetch was RMB310,419 (as of December 31, 2018: unrealized gain of RMB2,250,113).
Other financial instruments
The followings are other financial instruments not measured at fair value in the unaudited interim condensed consolidated balance sheets
, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three month
s
or less and longer than three months but less than one year have been classified as cash equivalents and short-term investments, respectively, in the unaudited interim condensed consolidated balance sheets.
 The fair value of the Group’s time deposits
is
determined based on the prevailing interest rates in the market, which h ave
been categorized as Level 2 in the fair value hierarchy. As of December 31, 2018 and September 30, 2019, the fair value of time deposits classified as cash equivalents amounted to RMB12,050,507 and RMB7,072,900, respectively.
Unsecured senior notes. The carrying amounts of unsecured senior notes approximate to
their fair values due to the fact that the related interest rates approximate to the
rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of unsecured senior notes was categorized as Level 2 in the fair value hierarchy. As of December 31, 2018 and September 30, 2019, the fair value of unsecured senior notes amounted to RMB
6,382,604
and RMB
7,230,696
, respectively.
Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate to
fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate to
fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in t
he
fair value measurement
 hierarchy
.
Short-term borrowings and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term borrowing
s
and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the
fair value measurement
 hierarchy
.
Nonrecourse securitization debt. The carrying amount of nonrecourse securitization debt approximates to fair value due to the fact that the related interest rates approximate to the rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value measurement hierarchy.
Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information.
Investment in equity investees. Investments in privately held companies and publicly traded companies included in investment in equity investees in the unaudited interim condensed consolidated balance sheets are reviewed periodically for impairment using fair value measurement.

The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies without readily determinable fair value were measured using significant unobservable inputs (Level 3) as of December 31, 2018 and September 30, 2019, with impairment charges of RMB399,027 and RMB631,871 were recorded in others, net in the unaudited interim condensed consolidated statements of operations and comprehensive income for the nine months ended September 30, 2018 and 2019, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies and associated impairment charges are discussed in Note 5 —“Investment in equity investees”.